INCOME TAXES - Additional Information (Detail) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income tax provision decreased	$ 12,300,000	$ 11,600,000
Deferred tax assets, valuation allowance	11,000,000	11,000,000	29,000	1,776,000
Net operating losses, valuation allowances	11,000,000	11,000,000
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount			(1,747,000)	668,000	1,108,000
Operating Loss Carryforwards			13,350,000	21,096,000
Liability for Uncertain Tax Positions, Current			329,000	323,000	146,000
Income Tax Examination, Penalties and Interest Accrued, Total			$ 15,000	$ 209,000